Debt Obligation (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Fair value of long-term debt	$ 4,977,958	$ 5,107,874